Stockholders' (Deficit) Equity	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Stockholders' (Deficit) Equity

8. Stockholders’ (Deficit) Equity

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors.

As of December 31, 2012, a total of 24,495,720 shares of common stock were reserved for issuance upon (i) the conversion of outstanding Preferred Stock, (ii) the exercise of outstanding stock options, and (iii) the issuance of stock awards under the Company’s 2008 Stock Incentive Plan.

As described in Note 2, Summary of Significant Accounting Policies, prior to the Company’s IPO, the Company prepared valuations to support the fair value of its common stock at key points in time. In conducting the valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including its best estimate of its business condition, prospects and operating performance at each valuation date.